LEASES - Components of Sales Type Lease Income (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Accounts receivable, net	$ 39	$ 45
Other non-current assets	95	76
Total	$ 134	$ 121